Basis of preparation - Additional Information (Detail)	Nov. 05, 2025 $ / shares shares
Common shares
Basis of preparation [Line Items]
Number of shares issued | shares	27,463,590
Issue Price Per Share | $ / shares	$ 35.34
American Depositary Shares
Basis of preparation [Line Items]
Number of shares issued | shares	11,727,325
Issue Price Per Share | $ / shares	$ 19